Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Supplemental Financial Information Supplemental Consolidated Balance Sheet Information [Abstract]
Schedule of other current assets and other current liabilities
Other current assets and other current liabilities consisted of the following:

	December 31,
	2012	2011
	(in thousands)
Other:
Insurance Claims Receivable	$1,784	$9,567
Deferred Expense-Current Portion	7,653	3,811
Other	2,754	7,057
	$12,191	$20,435
Other Current Liabilities:
Deferred Revenue-Current Portion	$14,546	$8,461
Taxes Payable	4,958	4,763
Other	6,979	5,142
	$26,483	$18,366

Schedule of accrued liabilities
Accrued liabilities consisted of the following:

	December 31,
	2012	2011
	(in thousands)
Accrued Liabilities:
Taxes other than Income	$20,463	$14,899
Accrued Payroll and Employee Benefits	34,066	29,758
Accrued Self-Insurance Reserves	27,947	22,063
Other	305	3,701
	$82,781	$70,421